Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 133,874	$ 132,861	$ 118,662
Additions based on tax positions related to the current year	19,527	20,183	19,849
Additions for tax positions of prior years	10,750	4,918	3,548
Reduction for tax positions of prior years		(5,527)
Settlements with tax authorities	(3,994)	(3,290)	(5,231)
Lapse of statute of limitations	(29,786)	(15,271)	(3,967)
Unrecognized tax benefits, Ending balance	$ 130,371	$ 133,874	$ 132,861